Deferred tax	12 Months Ended
Jun. 30, 2022
Deferred tax
Deferred tax
14	Deferred tax

		2022	2021
for the year ended 30 June	Note	Rm	Rm
Reconciliation
Balance at beginning of year		(16 718)	(12 511)
Current year charge		(1 572)	(8 956)
per the income statement	12	(2 362)	(9 324)
per the statement of comprehensive income		790	368
Reclassification from held for sale		665	424
Disposal of investment¹		—	(85)
Foreign exchange differences recognised in income statement		23	(103)
Translation of foreign operations		(3 047)	4 513
Balance at end of year		(20 649)	(16 718)

Comprising
Deferred tax assets		(31 198)	(24 511)
Deferred tax liabilities		10 549	7 793
		(20 649)	(16 718)

1Taxation related to the disposal of our investment in Aethylen-Rohrleitungs-Gesellschaft mbH & Co. KG.

14Deferred tax continued

Deferred tax assets and liabilities are determined based on the tax status and rates of the underlying entities. The increase in deferred tax assets relates mainly to our US operations as a result of the weakening exchange rate, as well as our Treasury Group due to the derivative losses. We anticipate sufficient profits to be generated in future to utilise the deferred tax asset against. These US and SA tax losses do not expire.

	2022	2021
for the year ended 30 June	Rm	Rm
Attributable to the following tax jurisdictions
· South Africa	447	3 169
· United States of America	(21 462)	(18 556)
· Germany	1 084	(1 085)
· Mozambique	(400)	323
· Other	(318)	(569)
	(20 649)	(16 718)
Deferred tax is attributable to temporary differences on the following:
NET DEFERRED TAX ASSETS:
Property, plant and equipment	13 047	6 287
Right of use assets	587	1 024
Short- and long-term provisions	(811)	(3 731)
Calculated tax losses	(37 953)	(24 097)
Financial liabilities	(1 930)	(1 324)
Other	(4 138)	(2 670)
	(31 198)	(24 511)
NET DEFERRED TAX LIABILITIES:
Property, plant and equipment	17 963	13 392
Right of use assets	1 617	1 370
Current assets	(1 376)	(1 124)
Short- and long-term provisions	(5 676)	(3 948)
Calculated tax losses	(47)	(11)
Financial liabilities	206	135
Other	(2 138)	(2 021)
	10 549	7 793

14Deferred tax continued

Deferred tax assets have been recognised for the carry forward amount of unutilised tax losses relating to the group’s operations where, among other things, some taxation losses can be carried forward indefinitely and there is compelling evidence that it is probable that sufficient taxable profits will be available in the future to utilise all tax losses carried forward.

	2022	2021
for the year ended 30 June	Rm	Rm
Calculated tax losses
(before applying the applicable tax rate)
Available for offset against future taxable income	164 474	105 428
Utilised against the deferred tax balance	(160 244)	(102 890)
Not recognised as a deferred tax asset[1]	4 230	2 538
CALCULATED TAX LOSSES CARRIED FORWARD THAT HAVE NOT BEEN RECOGNISED:
Expiry within 1 year	167	3
Expiry between one and five years	1 085	1 150
Expiry thereafter	763	608
Indefinite life	2 215	777
	4 230	2 538

1Included in 2022 are tax losses of R1,5 billion relating to Sasol Investment Company (Pty) Ltd mainly due to intergroup exposure on foreign currency loans.

Areas of judgement:

Sasol companies are involved in tax litigation and tax disputes with various tax authorities in the normal course of business. A detailed assessment is performed regularly on each matter and a provision is recognised where appropriate. Although the outcome of these claims and disputes cannot be predicted with certainty, Sasol believes that open engagement and transparency will enable appropriate resolution thereof.

A deferred tax asset is recognised to the extent that it is probable that future taxable profits will be available against which the deferred tax asset can be utilised. This includes the significant tax losses incurred at our US operations and Sasol Financing International Limited where we anticipate sufficient profits to be generated in future to utilise the deferred tax asset against. These losses do not expire. Where appropriate, the expected impact of climate change was considered in estimating the future taxable profits. These assumptions are in line with the assumptions disclosed in note 9. The provision of deferred tax assets and liabilities reflects the tax consequences that would follow from the expected recovery or settlement of the carrying amount of its assets and liabilities.

14Deferred tax continued

Unremitted earnings at end of year that would be subject to foreign dividend withholding tax and after tax effect if remitted

Deferred tax liabilities are not recognised for the income tax effect that may arise on the remittance of unremitted earnings by foreign subsidiaries, joint operations and incorporated joint ventures. It is management’s intention that, where there is no double taxation relief, these earnings will be permanently re-invested in the group.

	2022	2021
for the year ended 30 June	Rm	Rm
Unremitted earnings at end of year that would be subject to dividend withholding tax	32 268	26 662
Europe	22 788	20 051
Rest of Africa	2 580	1 933
Other	6 900	4 678

Tax effect if remitted	724	455
Europe	489	277
Rest of Africa	206	155
Other	29	23

Dividend withholding tax

Dividend withholding tax is payable at a rate of 20% on dividends distributed to shareholders. Dividends paid to companies and certain other institutions and certain individuals are not subject to this withholding tax. This tax is not attributable to the company paying the dividend but is collected by the company and paid to the tax authorities on behalf of the shareholder.

On receipt of a dividend, the company includes the dividend withholding tax in its computation of the income tax expense.

	2022	2021
for the year ended 30 June	Rm	Rm
Undistributed earnings at end of year that would be subjected to dividend withholding tax withheld by the company on behalf of Sasol Limited shareholders	138 275	99 061
Maximum withholding tax payable by shareholders if distributed to individuals	27 655	19 812

Accounting policies:

The income tax charge is determined based on net income before tax for the year and includes current tax, deferred tax and dividend withholding tax.

The current tax charge is the tax payable on the taxable income for the financial year applying enacted or substantively enacted tax rates and includes any adjustments to tax payable in respect of prior years.

14Deferred tax continued

Deferred tax is provided for using the liability method, on all temporary differences between the carrying amount of assets and liabilities for accounting purposes and the amounts used for tax purposes and on any tax losses using enacted or substantively enacted tax rates at the reporting date that are expected to apply when the asset is realised or liability settled. The decrease in the South African corporate tax rate is considered substantively enacted and is effective from 1 July 2022.

Deferred tax assets and liabilities are offset when the related income taxes are levied by the same taxation authority, there is a legally enforceable right to offset and there is an intention to settle the balances on a net basis.